Taxes - Deferred tax related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ (14,691)	$ (16,010)	$ (13,575)	$ (10,657)
Other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	4,623	3,571
Other comprehensive income | Portion of derivative financial instrument
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	1,796	795
Other comprehensive income | Remeasurements of the net defined benefit liability
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(637)	(762)
Other comprehensive income | Exchange differences on translation of foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	7,520	9,250
Other comprehensive income | Gain on hedge of net investments in foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	181	31
Other comprehensive income | Share of other comprehensive income of associated companies and joint ventures
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ (4,237)	$ (5,743)